Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2013
Changes by Business Unit in Carrying Amounts of Goodwill, including Effect of Foreign Exchange Rates on Non-U.S. Dollar Denominated Balances

Changes by business unit in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, including the effect of foreign exchange rates on non-U.S. dollar denominated balances, were as follows:

(In Millions)	CORPORATE & INSTITUTIONAL SERVICES	WEALTH MANAGEMENT	TOTAL
Balance at December 31, 2011	$460.6	$71.4	$532.0
Foreign Exchange Rates	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8
Foreign Exchange Rates	2.9	–	2.9

Balance at December 31, 2013	$469.2	$71.5	$540.7

Other Intangible Assets Subject to Amortization

The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2013 and 2012 were as follows.

	DECEMBER 31,
(In Millions)	2013	2012
Gross Carrying Amount	$198.2	$252.1
Accumulated Amortization	115.2	148.1

Net Book Value	$83.0	$104.0